Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments And Contingencies
Schedule of expected future minimum lease payments

Significant expenditure contracted for at the end of the reporting period but not recognized as liabilities is as follows:

TOTAL
$
Less than 1 year	1,287
1 - 3 years	34
4 - 5 years	-
More than 5 years	-
1,321